Document and Entity Information	Dec. 26, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 26, 2019
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 26, 2019
Document Effective Date	Dec. 26, 2019
Prospectus Date	Feb. 01, 2019
MassMutual RetireSMARTSM Conservative Fund | Class R3
Prospectus:
Trading Symbol	MRCVX
MassMutual RetireSMARTSM Conservative Fund | Class R4
Prospectus:
Trading Symbol	MRCZX
MassMutual RetireSMARTSM Conservative Fund | Class I
Prospectus:
Trading Symbol	MRCUX
MassMutual RetireSMARTSM Conservative Fund | Class A
Prospectus:
Trading Symbol	MCTAX
MassMutual RetireSMARTSM Conservative Fund | Administrative Class
Prospectus:
Trading Symbol	MRCLX
MassMutual RetireSMARTSM Conservative Fund | Service Class
Prospectus:
Trading Symbol	MRCYX
MassMutual RetireSMARTSM Conservative Fund | Class R5
Prospectus:
Trading Symbol	MRCSX
MassMutual RetireSMARTSM Moderate Fund | Class R3
Prospectus:
Trading Symbol	MRMTX
MassMutual RetireSMARTSM Moderate Fund | Class R4
Prospectus:
Trading Symbol	MRMZX
MassMutual RetireSMARTSM Moderate Fund | Class I
Prospectus:
Trading Symbol	MRMUX
MassMutual RetireSMARTSM Moderate Fund | Class A
Prospectus:
Trading Symbol	MRMAX
MassMutual RetireSMARTSM Moderate Fund | Administrative Class
Prospectus:
Trading Symbol	MRMLX
MassMutual RetireSMARTSM Moderate Fund | Service Class
Prospectus:
Trading Symbol	MRMYX
MassMutual RetireSMARTSM Moderate Fund | Class R5
Prospectus:
Trading Symbol	MROSX
MassMutual RetireSMARTSM Moderate Growth Fund | Class R3
Prospectus:
Trading Symbol	MROTX
MassMutual RetireSMARTSM Moderate Growth Fund | Class R4
Prospectus:
Trading Symbol	MROZX
MassMutual RetireSMARTSM Moderate Growth Fund | Class I
Prospectus:
Trading Symbol	MROUX
MassMutual RetireSMARTSM Moderate Growth Fund | Class R5
Prospectus:
Trading Symbol	MRSSX
MassMutual RetireSMARTSM Moderate Growth Fund | Class A
Prospectus:
Trading Symbol	MOGAX
MassMutual RetireSMARTSM Moderate Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MRSLX
MassMutual RetireSMARTSM Moderate Growth Fund | Service Class
Prospectus:
Trading Symbol	MROYX
MassMutual RetireSMARTSM Growth Fund | Class R3
Prospectus:
Trading Symbol	MRGVX
MassMutual RetireSMARTSM Growth Fund | Class R4
Prospectus:
Trading Symbol	MRGZX
MassMutual RetireSMARTSM Growth Fund | Class I
Prospectus:
Trading Symbol	MRGUX
MassMutual RetireSMARTSM Growth Fund | Class A
Prospectus:
Trading Symbol	MRRAX
MassMutual RetireSMARTSM Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MRGLX
MassMutual RetireSMARTSM Growth Fund | Service Class
Prospectus:
Trading Symbol	MRGYX
MassMutual RetireSMARTSM Growth Fund | Class R5
Prospectus:
Trading Symbol	MRRSX